Cost of Revenues	12 Months Ended
Dec. 31, 2025
Cost of Revenues [Abstract]
COST OF REVENUES

NOTE 11 - COST OF REVENUES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Payroll and related benefits (including share-based compensation)	724	585	551
Raw materials subcontractors and auxiliary materials	913	832	905
Shipping	87	44	42
Royalties to the IIA	101	99	96
Depreciation	178	186	161
Others	150	94	174
	2,153	1,840	1,929